Consolidated Statements of Assets and Liabilities (Unaudited) (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Consolidated Statements Of Assets And Liabilities Unaudited
Foreign currency cost	$ 3,235	$ 3,235
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000